Equity (Public Offerings of Common Units) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Proceeds	$ 1,098	$ 1,428	$ 1,382